DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION VALUATION TECHNIQUES

June 12, 2022
Related outstanding warrants	2,108,750
Number of underlying shares for outstanding warrants	2,108,750
Stock price	$0.12
Exercise price	$0.10
Volatility	25.81%
Risk-free interest rate	1.10%
Expected dividend yield	0%
Warrant remaining life in years	0
Black Scholes fair value per option	$0.02 CAD

SCHEDULE OF ASSUMPTION FOR THE VALUATION OF WARRANTS EXERCISABLE

	December 31, 2022	December 31, 2021
Related outstanding warrants	7,900,000	7,900,000
Number of underlying shares for outstanding warrants	7,900,000	7,900,000
Stock price ($CAD)	$0.04	$0.34
Exercise Price ($CAD)	$0.75	$0.75
Expected volatility	158.73%	54.03%
Risk-free interest rate	4.41%	0.34%
Expected dividend yield	0%	0%
Warrant remaining life in years	0.0	0.1
Black Scholes fair value per option	$-	$-